Summary of significant accounting policies - Narrative (Details)	1 Months Ended
Apr. 30, 2026
The Italian Fashion Co. LTD
Accounting Policies [Line Items]
Proportion of ownership interest in associate	100.00%
The Italian Fashion Co. LTD | Top of range
Accounting Policies [Line Items]
Proportion of ownership interest in associate	65.00%
EZ Thai Holding Ltd | Bottom of range
Accounting Policies [Line Items]
Proportion of ownership interest in associate	49.00%